Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Retirement 2020 Fund

Supplement to Prospectus Dated October 1, 2019

The fund does not currently charge a management fee. However, the fund indirectly bears its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds). In addition, each Underlying Fund bears its proportionate share of the fund’s direct operating expenses and the fund effectively pays no operating expenses at the fund level.

The fund currently invests in the Investor Class of its Underlying Funds. During April 2020, the fund will convert from each Underlying Fund’s Investor Class to its Z Class. T. Rowe Price is contractually obligated to waive and/or bear all of the Z class’ expenses, other than interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses. As a result, the fund’s total acquired fund fees and expenses associated with investing in the Z Classes are expected to be less than 0.01%.

At the same time, along with the other T. Rowe Price Retirement Funds, the fund will begin charging an all-inclusive management fee based on the fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. The all-inclusive management fee rate for the T. Rowe Price Retirement Funds generally declines over time as a fund reduces its overall stock exposure and when a fund nears and then passes its predetermined target date. On the same date that the fund begins investing in the Z Class of its Underlying Funds and begins charging an all-inclusive management fee, the fund will end the pass-through of its direct operating expenses to its Underlying Funds.

At the time the fund implements these changes, the fee table and expense example in Section 1 are revised as follows:

Fees and Expenses of the Fund

	Investor Class		Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.58%[b,c]		0.58%[b,c]	0.58%[b,c]

Distribution and service (12b-1) fees	—		0.25	0.50

Other expenses	—		—	—

Acquired fund fees and expenses	—	[b]	— [b]	— [b]

Total annual fund operating expenses	0.58	[b]	0.83 [b]	1.08 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c The management fee will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$59	$184	$317	$690
Advisor Class	85	263	453	990
R Class	110	341	588	1,283

The Retirement 2020 Fund is managed based on a specific retirement year (target date 2020), which refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. Over time, the allocations to asset classes and Underlying Funds change according to a predetermined “glide path,” which represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative—both prior to and after retirement—as time elapses.

Beginning in the second quarter of 2020, the fund, along with all of the T. Rowe Price Retirement Funds, will begin to modify its glide path by increasing the overall equity allocation at certain points in the fund’s investment life cycle. The equity allocations will generally increase early in the glide path while there are many years leading up to retirement, as well as later in the glide path in the years following retirement. The allocations nearer to the target date will not significantly change, and the overall neutral allocations to stocks and bonds at the target date will remain the same. The transition from the original glide path to the enhanced glide path is expected to occur gradually over time and, for certain Retirement Funds, may take up to two years to fully implement, based on the changes that are necessary as a result of the fund’s positioning on the original glide path.

Accordingly, effective April 1, 2020, the disclosure that appears under “Principal Investment Strategies” in Section 1 is supplemented as follows:

Within the next two years, the fund will shift from its original glide path to an enhanced glide path. The overall allocation to stocks at the beginning of the enhanced glide path (40+ years to retirement) will increase from 90% to 98%, and the 98% equity allocation will remain constant until the fund is 30 years from its target date. The overall allocation to stocks at the end of the enhanced glide path (30 years past retirement) will increase from 20% to 30%. There are increases to the overall equity allocation along other points of the enhanced glide path, but the overall equity allocation at the target date will remain at 55%. The following illustrates how the enhanced glide path compares with the original glide path (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds):

In addition, effective April 1, 2020, the fund will add the T. Rowe Price Emerging Markets Discovery Stock Fund and the T. Rowe Price U.S. Large-Cap Core Fund as new Underlying Funds in which the fund may invest. To reflect the addition of new Underlying Funds, the table showing the fund’s neutral allocations in Section 1 is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Large-Cap Core, and/or Value Funds. Investments in the “International Emerging Market Stocks” sector may be made through the Emerging Markets Discovery Stock and/or Emerging Markets Stock Funds.

T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Retirement 2020 Fund

Supplement to Prospectus Dated October 1, 2019

The fund does not currently charge a management fee. However, the fund indirectly bears its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds). In addition, each Underlying Fund bears its proportionate share of the fund’s direct operating expenses and the fund effectively pays no operating expenses at the fund level.

The fund currently invests in the Investor Class of its Underlying Funds. During April 2020, the fund will convert from each Underlying Fund’s Investor Class to its Z Class. T. Rowe Price is contractually obligated to waive and/or bear all of the Z class’ expenses, other than interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses. As a result, the fund’s total acquired fund fees and expenses associated with investing in the Z Classes are expected to be less than 0.01%.

At the same time, along with the other T. Rowe Price Retirement Funds, the fund will begin charging an all-inclusive management fee based on the fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. The all-inclusive management fee rate for the T. Rowe Price Retirement Funds generally declines over time as a fund reduces its overall stock exposure and when a fund nears and then passes its predetermined target date. On the same date that the fund begins investing in the Z Class of its Underlying Funds and begins charging an all-inclusive management fee, the fund will end the pass-through of its direct operating expenses to its Underlying Funds.

At the time the fund implements these changes, the fee table and expense example in Section 1 are revised as follows:

Fees and Expenses of the Fund

	Investor Class		Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.58%[b,c]		0.58%[b,c]	0.58%[b,c]

Distribution and service (12b-1) fees	—		0.25	0.50

Other expenses	—		—	—

Acquired fund fees and expenses	—	[b]	— [b]	— [b]

Total annual fund operating expenses	0.58	[b]	0.83 [b]	1.08 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c The management fee will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$59	$184	$317	$690
Advisor Class	85	263	453	990
R Class	110	341	588	1,283

The Retirement 2020 Fund is managed based on a specific retirement year (target date 2020), which refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. Over time, the allocations to asset classes and Underlying Funds change according to a predetermined “glide path,” which represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative—both prior to and after retirement—as time elapses.

Beginning in the second quarter of 2020, the fund, along with all of the T. Rowe Price Retirement Funds, will begin to modify its glide path by increasing the overall equity allocation at certain points in the fund’s investment life cycle. The equity allocations will generally increase early in the glide path while there are many years leading up to retirement, as well as later in the glide path in the years following retirement. The allocations nearer to the target date will not significantly change, and the overall neutral allocations to stocks and bonds at the target date will remain the same. The transition from the original glide path to the enhanced glide path is expected to occur gradually over time and, for certain Retirement Funds, may take up to two years to fully implement, based on the changes that are necessary as a result of the fund’s positioning on the original glide path.

Accordingly, effective April 1, 2020, the disclosure that appears under “Principal Investment Strategies” in Section 1 is supplemented as follows:

Within the next two years, the fund will shift from its original glide path to an enhanced glide path. The overall allocation to stocks at the beginning of the enhanced glide path (40+ years to retirement) will increase from 90% to 98%, and the 98% equity allocation will remain constant until the fund is 30 years from its target date. The overall allocation to stocks at the end of the enhanced glide path (30 years past retirement) will increase from 20% to 30%. There are increases to the overall equity allocation along other points of the enhanced glide path, but the overall equity allocation at the target date will remain at 55%. The following illustrates how the enhanced glide path compares with the original glide path (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds):

In addition, effective April 1, 2020, the fund will add the T. Rowe Price Emerging Markets Discovery Stock Fund and the T. Rowe Price U.S. Large-Cap Core Fund as new Underlying Funds in which the fund may invest. To reflect the addition of new Underlying Funds, the table showing the fund’s neutral allocations in Section 1 is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Large-Cap Core, and/or Value Funds. Investments in the “International Emerging Market Stocks” sector may be made through the Emerging Markets Discovery Stock and/or Emerging Markets Stock Funds.